TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables Abstract
Schedule of trade receivables
	December 31,
	2024	2023

Accounts receivable (1)	7,169	8,419
Other	140	138
Allowance for doubtful accounts	-	-

	7,309	8,557

(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2024 and 2023, there were no material billed receivables that were past due.